Notes Payable - Schedule of Notes Payable (Details) (10-K) (Parenthetical)																					3 Months Ended	12 Months Ended
	Dec. 16, 2020 shares	Dec. 03, 2020 USD ($) Integer $ / shares	Nov. 13, 2020 USD ($) Integer $ / shares	Oct. 31, 2020 USD ($) Integer $ / shares	Oct. 08, 2020 shares	Sep. 14, 2020 USD ($) Integer $ / shares	Aug. 11, 2020 USD ($) Integer $ / shares	Aug. 05, 2020 USD ($) Integer $ / shares	Jul. 07, 2020 USD ($)	Jun. 24, 2020 USD ($) $ / shares shares	May 20, 2020 USD ($) Integer $ / shares	Apr. 30, 2020 USD ($) Integer $ / shares	Apr. 20, 2020 USD ($) Integer $ / shares	Feb. 24, 2020 USD ($) Integer $ / shares	Oct. 28, 2019 USD ($) Integer $ / shares	Oct. 18, 2019 USD ($) shares	Oct. 15, 2019 USD ($) shares	Aug. 26, 2019 USD ($) Integer $ / shares	Jul. 08, 2019 USD ($) $ / shares	May 17, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 16, 2020 USD ($)	Sep. 11, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of shares issued during period, shares | shares	500,000				125,000
Original issue of discount																					$ 959,303	$ 449,405			$ 449,405
Notes payable																					146,447	138,845			$ 138,845
Short-Term Convertible Notes [Member]
Original issue of discount																					959,303	370,923
Long-Term Convertible Notes [Member]
Original issue of discount																					0	78,482
Note payable to Unrelated Party One [Member]
Debt instrument, face amount																				$ 30,000
Debt instrument, interest rate																				5.00%
Debt instrument, maturity date																				Apr. 30, 2020
Accrued interest																				$ 31,791
Number of shares issued during period, shares | shares																				242,407
Conversion price per share | $ / shares																				$ 0.131
Market price per share | $ / shares																				$ 0.33
Loss on loan settlement																						48,203
Note Payable to Individual [Member]
Debt instrument, face amount																			$ 40,000
Debt instrument, interest rate																			8.00%
Debt instrument, maturity date																			Jul. 08, 2020
Offering price | $ / shares																			$ 0.50
Financial Group [Member]
Debt instrument, face amount																		$ 75,000
Debt instrument, interest rate																		12.00%
Debt instrument, maturity date																		Aug. 26, 2020
Accrued interest																						$ 86,100
Trading price | $ / shares																		$ 0.50
Trading days | Integer																		10
Convertible shares | shares																						713,250
Note payable to Unrelated Party Two [Member]
Debt instrument, face amount																	$ 75,000
Debt instrument, interest rate																	10.00%
Debt instrument, maturity date																	Jul. 15, 2020
Number of shares issued during period, shares | shares																	10,000
Principal and accrued interest																						$ 83,233
Convertible shares | shares																						1,503,883
Note payable to Unrelated Party Three [Member]
Debt instrument, face amount															$ 75,000
Debt instrument, interest rate															10.00%
Debt instrument, maturity date															Oct. 28, 2020
Original issue of discount																						$ 62,652
Offering price | $ / shares															$ 0.50
Trading price | $ / shares															$ 0.60
Trading days | Integer															10
Principal and accrued interest																						$ 84,620
Convertible shares | shares																						1,119,309
Notes payable															$ 78,750
Note payable to Unrelated Party Four Member]
Debt instrument, face amount															$ 75,000
Debt instrument, interest rate															10.00%
Debt instrument, maturity date															Oct. 28, 2020
Number of shares issued during period, shares | shares																						1,080,808
Original issue of discount																						$ 57,130
Offering price | $ / shares															$ 0.50
Trading price | $ / shares															$ 0.60
Trading days | Integer															10
Principal and accrued interest																						$ 84,529
Notes payable															$ 78,750
Note payable to Unrelated Party Five [Member]
Debt instrument, face amount															$ 75,000
Debt instrument, interest rate															10.00%
Debt instrument, maturity date															Oct. 28, 2020
Number of shares issued during period, shares | shares																						1,119,309
Original issue of discount																						$ 62,652
Offering price | $ / shares															$ 0.50
Trading price | $ / shares															$ 0.60
Trading days | Integer															10
Principal and accrued interest																						84,620
Notes payable															$ 78,750
Note payable to Legend Nutrition, Inc. [Member]
Debt instrument, face amount																$ 75,000
Debt instrument, interest rate																5.00%
Debt instrument, maturity date																Oct. 18, 2020
Number of shares issued during period, shares | shares																889,979
Loss on loan settlement																						889,979
Principal and accrued interest																$ 81,657
Notes payable																$ 78,750
Maturity date, description																Maturity date of one year.
Note payable to Unrelated Party Six [Member]
Debt instrument, face amount														$ 150,000
Debt instrument, interest rate														8.00%
Debt instrument, maturity date														Feb. 24, 2021
Original issue of discount														$ 7,500
Trading price | $ / shares														$ 0.60
Trading days | Integer														10
Principal and accrued interest																						$ 166,362
Convertible shares | shares																						3,071,819
Notes payable														$ 157,500
Note payable to Unrelated Party Seven [Member]
Debt instrument, face amount													$ 88,000
Debt instrument, interest rate													8.00%
Debt instrument, maturity date													Apr. 20, 2021
Trading price | $ / shares													$ 0.61
Trading days | Integer													10
Principal and accrued interest																						$ 140,968
Convertible shares | shares																						2,232,298
Notes payable													$ 88,000
Increase decrease in debt percentage																						22.00%
Note payable to Unrelated Party Eight [Member]
Debt instrument, face amount												$ 105,000
Debt instrument, interest rate												8.00%
Debt instrument, maturity date												Apr. 30, 2021
Conversion price per share | $ / shares												$ 0.50
Original issue of discount												$ 5,000
Trading price | $ / shares												$ 0.60
Trading days | Integer												10
Principal and accrued interest																						$ 109,200
Convertible shares | shares																						1,511,000
Notes payable												$ 100,000
Note payable to Unrelated Party Nine [Member]
Debt instrument, face amount											$ 53,000
Debt instrument, interest rate											8.00%
Debt instrument, maturity date											Aug. 19, 2021
Trading price | $ / shares											$ 0.61
Trading days | Integer											10
Principal and accrued interest																						$ 86,217
Convertible shares | shares																						683,791
Notes payable											$ 53,000
Increase decrease in debt percentage											22.00%
Note payable to Unrelated Party Ten [Member]
Debt instrument, face amount										$ 30,000
Debt instrument, interest rate										5.00%
Debt instrument, maturity date										Sep. 24, 2020
Market price per share | $ / shares										$ 0.21
Loss on loan settlement																						$ 48,331
Principal and accrued interest										$ 30,777
Convertible shares | shares										376,704
Note payable to Unrelated Party Eleven [Member]
Debt instrument, face amount									$ 50,000
Debt instrument, interest rate									5.00%
Debt instrument, maturity date									Jul. 07, 2021
Note payable to Unrelated Party Tweleve [Member]
Debt instrument, face amount								$ 53,000
Debt instrument, interest rate								8.00%
Debt instrument, maturity date								Nov. 05, 2021
Trading price | $ / shares								$ 0.61
Trading days | Integer								10
Principal and accrued interest																					$ 70,736
Notes payable								$ 53,000
Increase decrease in debt percentage								22.00%
Note payable to Unrelated Party Thirteen [Member]
Debt instrument, face amount							$ 105,000
Debt instrument, interest rate							8.00%														45.00%
Debt instrument, maturity date							May 11, 2021
Conversion price per share | $ / shares							$ 0.50														$ 0.1614
Loss on loan settlement																					$ 58,059
Original issue of discount							$ 5,000
Trading price | $ / shares							$ 0.60
Trading days | Integer							10
Principal and accrued interest																					$ 111,466
Convertible shares | shares																					708,750
Notes payable							$ 100,000
Increase decrease in debt percentage							135.00%
Note payable to Unrelated Party Fourteen [Member]
Debt instrument, face amount						$ 53,000
Debt instrument, interest rate						8.00%
Debt instrument, maturity date						Dec. 14, 2021
Trading price | $ / shares						$ 0.61
Trading days | Integer						10
Principal and accrued interest																					$ 70,736
Notes payable						$ 53,000
Increase decrease in debt percentage						22.00%
Note payable to Unrelated Party Fifteen [Member]
Debt instrument, face amount																								$ 4,000
Debt instrument, interest rate
Note payable to Unrelated Party Sixteen [Member]
Debt instrument, face amount		$ 83,500	$ 138,000	$ 52,750																			$ 5,000
Debt instrument, interest rate		8.00%	8.00%	8.00%
Debt instrument, maturity date		Mar. 02, 2022	Nov. 13, 2021	Oct. 12, 2021
Conversion price per share | $ / shares				$ 0.50
Trading price | $ / shares		$ 0.61	$ 0.61	$ 0.60
Trading days | Integer		10	10	10
Notes payable		$ 83,500	$ 138,000	$ 56,750
Increase decrease in debt percentage		22.00%	18.00%	24.00%